ADVANCES TO SUPPLIERS, NET - THIRD PARTIES	9 Months Ended
Sep. 30, 2017
ADVANCES TO SUPPLIERS, NET - THIRD PARTY [Abstract]
ADVANCES TO SUPPLIERS, NET - THIRD PARTY
11. ADVANCES TO SUPPLIERS, NET – THIRD PARTIES

	2016	2017
	December 31	September 30
	RMB	RMB
Advances to suppliers - current	333,291,005	615,218,757
Provision for advances to suppliers	(7,524,746)	(7,524,746)
Advances to suppliers, net	325,766,259	607,694,011

No provision was recorded for the nine months ended September 30, 2016 and 2017, respectively.

As of December 31, 2016 and September 30, 2017, advances to suppliers with term of less than 1 year mainly represent payments for procurement of recoverable silicon materials, virgin polysilicon and solar cells and the Group has delivery plan with the respective suppliers to receive the materials in the next twelve months.